Going Concern (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended		121 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Loss from operations	$ (545,615)		$ (435,239)		$ (1,050,796)	$ (878,351)	$ (1,910,888)	$ (937,795)	$ 24,337,973
Net loss	619,515	$ 710,026	$ 534,114	$ 358,710	1,329,541	$ 892,824	1,942,580	$ 3,037,466
Working capital deficit	$ 872,866				872,866		$ 740,698		$ 740,698
December 2012 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Loss from operations					$ 25,667,514